OTHER EXPENSES ITEMS, EXPENSES BY NATURE AND FINANCIAL INCOME AND EXPENSES (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)
Other expenses, net [Abstract]
Legal provision	€ 0.0	€ (3.8)	€ (225.7)	[1]
Foreign currency (loss) gain	(1.6)	(13.2)	(6.9)
Reinsurance income (expense)	0.0	4.3	10.3
Net gain (loss) from disposal of property, plant and equipment and intangible assets	(0.7)	(0.8)	0.9
Other	0.4	(25.2)	(12.4)
Total other expenses, net	(1.9)	(38.7)	(233.8)
Expenses by nature [Abstract]
Wages, salaries and other pension costs	1,064.6	975.0	996.4
Operating leases expense	0.0	0.0	74.0
Depreciation and amortization	121.4	134.8	29.9
Merger transaction and integration costs	0.0	15.2	15.4
Purchases, external charges and other expenses	4,047.0	3,934.7	3,731.1
Total costs and expenses	5,233.0	5,059.7	4,846.8
Financial income [Abstract]
Interest income	24.5	65.2	64.9
Dividends from non-combined investments	0.0	0.0	6.1
Financial income related to long-term employee benefit plan	0.1	0.0	0.0
Other	0.2	0.0	0.0
Total financial income	24.8	65.2	71.0
Financial expenses [Abstract]
Interest expenses	(3.8)	(1.6)	(0.6)
Financial expenses related to long-term employee benefit plan	(1.3)	(2.5)	(2.4)
Redeemable financial liability fair value measurement	(177.2)	(377.9)	(288.4)
Other	(26.6)	(18.0)	11.9
Finance costs	(208.9)	(400.0)	(279.5)
Total financial income (expenses)	€ (184.1)	€ (334.8)	(208.5)
U.S. Department of Justice ("DOJ") [Member]
Other expenses, net [Abstract]
Legal provision			€ 220.8		$ 260.0

[1]	A provision of 220.8 million was recorded in 2018 regarding U.S. Department of Justice (the "DOJ") related to investigation of offshore platform projects awarded between 2003 and 2007, performed in Brazil by a joint venture company in which the Technip Energies Group was a minority participant, and also certain other projects performed by the members of the Technip Energies Group in Brazil between 2002 and 2013. Refer to Note 22 for detailed description.